LONG-TERM LOANS FROM BANKS (Credit Line) (Narrative) (Details) - Jazz [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Term		5 years
Maximum borrowing amount		$ 70,000
Borrowing capacity		49,000
Borrowing utilized amount		20,100
Amount outstanding		19,100
Letters of credit outstanding amount		$ 1,000
Maturity date		Dec. 31, 2018
Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		0.50%
Prime Rate [Member] | Minimum [Member] | Subsequent event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.25%
Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		1.00%
Prime Rate [Member] | Maximum [Member] | Subsequent event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.75%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		1.75%
LIBOR [Member] | Minimum [Member] | Subsequent event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.50%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.25%
LIBOR [Member] | Maximum [Member] | Subsequent event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	2.00%